ACCOUNTS PAYABLE AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Accounts Payable and Other Liabilities
The components of accounts payable and other liabilities are as follows:

(US$ Millions)	Dec. 31, 2019	Dec. 31, 2018
Accounts payable and accrued liabilities	$2,537	$2,466
Loans and notes payables	172	779
Derivative liabilities	289	181
Deferred revenue	342	302
Lease liabilities	43	—
Other liabilities	43	21
Total accounts payable and other liabilities	$3,426	$3,749